Risk Management Section - Cover Values Including Guarantees Received - Consumer Lending Portfolio (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of country risk exposure [line items]
Outstandings	€ 773,636	€ 775,065
Mortgages	647,376	614,734
Eligible Financial Collateral	18,923	20,498
Other CRR/CRD IV eligible	100,024	89,595
Guarantees	116,429	125,395
Non CRR/CRD IV eligible	167,536	167,511
Consumer Lending [member]
Disclosure of country risk exposure [line items]
Outstandings	308,349	304,448
Mortgages	512,709	486,156
Eligible Financial Collateral	3,680	3,494
Other CRR/CRD IV eligible	338	391
Guarantees	25,130	25,846
Non CRR/CRD IV eligible	38,551	34,839
Consumer Lending [member] | Performing [member]
Disclosure of country risk exposure [line items]
Outstandings	304,449	300,299
Mortgages	508,409	481,781
Eligible Financial Collateral	3,652	3,463
Other CRR/CRD IV eligible	325	373
Guarantees	24,900	25,570
Non CRR/CRD IV eligible	37,830	34,187
Consumer Lending [member] | Non-performing [member]
Disclosure of country risk exposure [line items]
Outstandings	3,900	4,149
Mortgages	4,300	4,375
Eligible Financial Collateral	27	31
Other CRR/CRD IV eligible	13	18
Guarantees	230	276
Non CRR/CRD IV eligible	720	652
Consumer Lending [member] | Residential Mortgages (Private Individuals) [Member] | Performing [member]
Disclosure of country risk exposure [line items]
Outstandings	277,776	276,412
Mortgages	500,753	473,271
Eligible Financial Collateral	2,980	2,754
Other CRR/CRD IV eligible	116	136
Guarantees	23,597	24,664
Non CRR/CRD IV eligible	32,104	29,421
Consumer Lending [member] | Residential Mortgages (Private Individuals) [Member] | Non-performing [member]
Disclosure of country risk exposure [line items]
Outstandings	2,883	3,197
Mortgages	4,046	4,097
Eligible Financial Collateral	26	29
Other CRR/CRD IV eligible	4	5
Guarantees	211	255
Non CRR/CRD IV eligible	646	567
Consumer Lending [member] | Residential Mortgages [member] | Performing [member]
Disclosure of country risk exposure [line items]
Outstandings	4,882	4,439
Mortgages	7,411	6,911
Eligible Financial Collateral	68	62
Other CRR/CRD IV eligible	67	70
Guarantees	155	145
Non CRR/CRD IV eligible	1,342	827
Consumer Lending [member] | Residential Mortgages [member] | Non-performing [member]
Disclosure of country risk exposure [line items]
Outstandings	159	176
Mortgages	249	265
Eligible Financial Collateral	0	1
Other CRR/CRD IV eligible	5	10
Guarantees	10	10
Non CRR/CRD IV eligible	21	25
Consumer Lending [member] | Other Consumer Lending [Member] | Performing [member]
Disclosure of country risk exposure [line items]
Outstandings	21,791	19,448
Mortgages	246	1,599
Eligible Financial Collateral	604	647
Other CRR/CRD IV eligible	142	167
Guarantees	1,147	761
Non CRR/CRD IV eligible	4,384	3,939
Consumer Lending [member] | Other Consumer Lending [Member] | Non-performing [member]
Disclosure of country risk exposure [line items]
Outstandings	857	776
Mortgages	6	13
Eligible Financial Collateral	1	1
Other CRR/CRD IV eligible	4	3
Guarantees	9	11
Non CRR/CRD IV eligible	€ 53	€ 60
No cover [member]
Disclosure of country risk exposure [line items]
Value to Loan	31.90%	31.80%
No cover [member] | Consumer Lending [member]
Disclosure of country risk exposure [line items]
Value to Loan	6.30%	5.60%
No cover [member] | Consumer Lending [member] | Performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	6.10%	5.40%
No cover [member] | Consumer Lending [member] | Non-performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	21.60%	18.00%
No cover [member] | Consumer Lending [member] | Residential Mortgages (Private Individuals) [Member] | Performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	0.00%	0.00%
No cover [member] | Consumer Lending [member] | Residential Mortgages (Private Individuals) [Member] | Non-performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	0.80%	0.50%
No cover [member] | Consumer Lending [member] | Residential Mortgages [member] | Performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	0.00%	0.00%
No cover [member] | Consumer Lending [member] | Residential Mortgages [member] | Non-performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	0.70%	0.80%
No cover [member] | Consumer Lending [member] | Other Consumer Lending [Member] | Performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	84.60%	83.60%
No cover [member] | Consumer Lending [member] | Other Consumer Lending [Member] | Non-performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	95.60%	94.10%
Greater than zero percentage to twenty five percentage [member] | Consumer Lending [member]
Disclosure of country risk exposure [line items]
Value to Loan	0.10%	0.10%
Greater than zero percentage to twenty five percentage [member] | Consumer Lending [member] | Performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	0.10%	0.10%
Greater than zero percentage to twenty five percentage [member] | Consumer Lending [member] | Non-performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	0.30%	0.30%
Greater than zero percentage to twenty five percentage [member] | Consumer Lending [member] | Residential Mortgages (Private Individuals) [Member] | Performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	0.00%	0.10%
Greater than zero percentage to twenty five percentage [member] | Consumer Lending [member] | Residential Mortgages (Private Individuals) [Member] | Non-performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	0.20%	0.30%
Greater than zero percentage to twenty five percentage [member] | Consumer Lending [member] | Residential Mortgages [member] | Performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	0.40%	0.40%
Greater than zero percentage to twenty five percentage [member] | Consumer Lending [member] | Residential Mortgages [member] | Non-performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	1.90%	0.30%
Greater than zero percentage to twenty five percentage [member] | Consumer Lending [member] | Other Consumer Lending [Member] | Performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	0.30%	0.30%
Greater than zero percentage to twenty five percentage [member] | Consumer Lending [member] | Other Consumer Lending [Member] | Non-performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	0.30%	0.40%
Greater than twenty five percentage to fifty percentage [member] | Consumer Lending [member]
Disclosure of country risk exposure [line items]
Value to Loan	0.10%	0.10%
Greater than twenty five percentage to fifty percentage [member] | Consumer Lending [member] | Performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	0.10%	0.10%
Greater than twenty five percentage to fifty percentage [member] | Consumer Lending [member] | Non-performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	0.50%	0.70%
Greater than twenty five percentage to fifty percentage [member] | Consumer Lending [member] | Residential Mortgages (Private Individuals) [Member] | Performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	0.10%	1.40%
Greater than twenty five percentage to fifty percentage [member] | Consumer Lending [member] | Residential Mortgages (Private Individuals) [Member] | Non-performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	0.60%	0.80%
Greater than twenty five percentage to fifty percentage [member] | Consumer Lending [member] | Residential Mortgages [member] | Performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	1.20%	0.40%
Greater than twenty five percentage to fifty percentage [member] | Consumer Lending [member] | Residential Mortgages [member] | Non-performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	0.60%	1.10%
Greater than twenty five percentage to fifty percentage [member] | Consumer Lending [member] | Other Consumer Lending [Member] | Performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	0.10%	0.20%
Greater than twenty five percentage to fifty percentage [member] | Consumer Lending [member] | Other Consumer Lending [Member] | Non-performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	0.10%	0.20%
Greater than fifty percentage to seventy five percentage [member] | Consumer Lending [member]
Disclosure of country risk exposure [line items]
Value to Loan	1.10%	1.40%
Greater than fifty percentage to seventy five percentage [member] | Consumer Lending [member] | Performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	1.10%	1.30%
Greater than fifty percentage to seventy five percentage [member] | Consumer Lending [member] | Non-performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	3.10%	4.80%
Greater than fifty percentage to seventy five percentage [member] | Consumer Lending [member] | Residential Mortgages (Private Individuals) [Member] | Performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	1.20%	13.40%
Greater than fifty percentage to seventy five percentage [member] | Consumer Lending [member] | Residential Mortgages (Private Individuals) [Member] | Non-performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	4.10%	6.10%
Greater than fifty percentage to seventy five percentage [member] | Consumer Lending [member] | Residential Mortgages [member] | Performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	1.60%	1.30%
Greater than fifty percentage to seventy five percentage [member] | Consumer Lending [member] | Residential Mortgages [member] | Non-performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	1.80%	2.10%
Greater than fifty percentage to seventy five percentage [member] | Consumer Lending [member] | Other Consumer Lending [Member] | Performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	0.20%	0.30%
Greater than fifty percentage to seventy five percentage [member] | Consumer Lending [member] | Other Consumer Lending [Member] | Non-performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	0.20%	0.30%
Greater than seventy five percentage to less than hundred percentage [member] | Consumer Lending [member]
Disclosure of country risk exposure [line items]
Value to Loan	8.00%	12.70%
Greater than seventy five percentage to less than hundred percentage [member] | Consumer Lending [member] | Performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	7.90%	12.50%
Greater than seventy five percentage to less than hundred percentage [member] | Consumer Lending [member] | Non-performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	14.60%	21.90%
Greater than seventy five percentage to less than hundred percentage [member] | Consumer Lending [member] | Residential Mortgages (Private Individuals) [Member] | Performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	8.50%	85.00%
Greater than seventy five percentage to less than hundred percentage [member] | Consumer Lending [member] | Residential Mortgages (Private Individuals) [Member] | Non-performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	18.90%	27.40%
Greater than seventy five percentage to less than hundred percentage [member] | Consumer Lending [member] | Residential Mortgages [member] | Performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	7.70%	8.60%
Greater than seventy five percentage to less than hundred percentage [member] | Consumer Lending [member] | Residential Mortgages [member] | Non-performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	10.70%	13.40%
Greater than seventy five percentage to less than hundred percentage [member] | Consumer Lending [member] | Other Consumer Lending [Member] | Performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	0.70%	1.00%
Greater than seventy five percentage to less than hundred percentage [member] | Consumer Lending [member] | Other Consumer Lending [Member] | Non-performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	0.70%	1.10%
Hundred Percentage [Member] | Consumer Lending [member]
Disclosure of country risk exposure [line items]
Value to Loan	84.40%	80.10%
Hundred Percentage [Member] | Consumer Lending [member] | Performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	84.70%	80.60%
Hundred Percentage [Member] | Consumer Lending [member] | Non-performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	59.90%	54.30%
Hundred Percentage [Member] | Consumer Lending [member] | Residential Mortgages (Private Individuals) [Member] | Performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	90.20%
Hundred Percentage [Member] | Consumer Lending [member] | Residential Mortgages (Private Individuals) [Member] | Non-performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	75.40%	64.90%
Hundred Percentage [Member] | Consumer Lending [member] | Residential Mortgages [member] | Performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	89.10%	89.30%
Hundred Percentage [Member] | Consumer Lending [member] | Residential Mortgages [member] | Non-performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	84.20%	82.30%
Hundred Percentage [Member] | Consumer Lending [member] | Other Consumer Lending [Member] | Performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	14.10%	14.60%
Hundred Percentage [Member] | Consumer Lending [member] | Other Consumer Lending [Member] | Non-performing [member]
Disclosure of country risk exposure [line items]
Value to Loan	3.00%	3.90%